Debt Debt - Long-term Debt Information (Details) $ in Millions, $ in Millions		3 Months Ended					12 Months Ended
	Feb. 10, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 28, 2019 CAD ($)	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)	Jul. 01, 2017 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)	Dec. 28, 2019 CAD ($)	Sep. 28, 2019 CAD ($)	Sep. 25, 2019 USD ($)	Sep. 11, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Maximum combined aggregate purchase price, Tender Offer													$ 2,500
Loss on extinguishment of debt		$ 10		$ 88
Write off of Deferred Debt Issuance Cost		2		5
Debt prepayment and extinguishment costs		8		91			$ 99	$ 0	$ 0
Unamortized premiums				10
Unamortized debt issuance costs		119					119	115
Unamortized discounts				$ 2
Cash outflows to unwind U.S. securitization program								500
Debt issuance costs		25					25	15
Amortization of debt issuance costs							15	16	16
Unamortized debt premium, net		358					358	430
Amortization of debt premium, net							34	65	81
Repayments of long-term debt							4,795	2,713	2,641
Fair value of total debt		31,100					31,100	30,100
Carrying value of total debt		29,200					29,200	$ 31,200
Five point three seven five percent senior notes due 2020
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				5.375%							5.375%
Three point five zero zero percent senior notes due June 2022
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				3.50%							3.50%
Long-term debt, principal amount				$ 1,119								$ 2,000
Early repayment of senior debt				$ 881
Three point five zero zero percent senior notes due July 2022
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				3.50%							3.50%
Long-term debt, principal amount				$ 446								1,000
Early repayment of senior debt				$ 554
Four point zero zero zero percent senior notes due 2023
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				4.00%							4.00%			4.00%
Long-term debt, principal amount				$ 838								1,600		$ 1,600
Early repayment of senior debt				$ 762
Four point eight seven five percent second lien senior secured notes due 2025
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				4.875%							4.875%
Long-term debt, principal amount				$ 976								$ 1,200
Early repayment of senior debt				$ 224
Two point seven zero zero percent Canadian dollar senior notes due 2020
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				2.70%							2.70%
Long-term debt, principal amount										$ 0	$ 300
Early repayment of senior debt			$ 300
Two point eight zero zero percent senior notes due 2020
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				2.80%							2.80%
Long-term debt, principal amount		200		$ 1,500			$ 200
Early repayment of senior debt		1,300
Two point eight zero zero percent senior notes due 2020 | First debt redemption
Debt Instrument [Line Items]
Early repayment of senior debt		800
Two point eight zero zero percent senior notes due 2020 | Second debt redemption
Debt Instrument [Line Items]
Early repayment of senior debt		$ 500
Three point seven five zero percent senior notes due 2030
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				3.75%							3.75%
Long-term debt, principal amount				$ 1,000
Four point six two five percent senior notes due 2039
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				4.625%							4.625%
Long-term debt, principal amount				$ 500
Four point eight seven five percent senior notes due 2049
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt				4.875%							4.875%
Long-term debt, principal amount				$ 1,500
Three point three seven five percent senior notes due 2021
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt														3.375%
Long-term debt, principal amount														$ 300
Four point six two five percent senior notes due 2029
Debt Instrument [Line Items]
Stated interest rate percentage on issued long-term debt														4.625%
Long-term debt, principal amount														$ 1,100
Floating rate senior notes due 2019
Debt Instrument [Line Items]
Long-term debt, principal amount															$ 350
Floating rate senior notes due 2021
Debt Instrument [Line Items]
Long-term debt, principal amount															650
Floating rate senior notes due 2022
Debt Instrument [Line Items]
Long-term debt, principal amount															$ 500
Two point one one four percent senior unsecured loan due July 6, 2022
Debt Instrument [Line Items]
Long-term debt, principal amount									$ 600
Senior notes due in 2019
Debt Instrument [Line Items]
Repayments of long-term debt				$ 350
Senior notes due in 2018
Debt Instrument [Line Items]
Repayments of long-term debt					$ 2,700
Senior notes due in 2017
Debt Instrument [Line Items]
Repayments of long-term debt						$ 2,000
Subsequent event | Senior notes due in February 2020
Debt Instrument [Line Items]
Repayments of long-term debt	$ 405